Contingencies	6 Months Ended
Jun. 30, 2025
Contingencies [Abstract]
Contingencies
12.	Contingencies
As of June 30, 2025, there were no material contingencies which required adjustment or disclosure in the unaudited condensed consolidated interim financial statements (2024: none).